UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/10 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and defense (2.4%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	56,800	$1,638,680
Goodrich Corp.	83,400	6,844,638
L-3 Communications Holdings, Inc.	74,200	5,356,498
Northrop Grumman Corp.	82,500	5,214,825
Precision Castparts Corp.	16,200	2,212,596
Raytheon Co.	102,260	4,712,141
United Technologies Corp.	129,800	9,705,146
		35,684,524

Airlines (0.2%)
Southwest Airlines Co.	227,700	3,133,152
		3,133,152

Automotive (1.0%)
Ford Motor Co. (NON) (S)	494,600	6,988,698
Lear Corp. (NON)	40,900	3,615,560
TRW Automotive Holdings Corp. (NON)	82,811	3,783,635
		14,387,893

Banking (6.1%)
Bank of America Corp.	1,386,642	15,863,184
Bond Street Holdings, LLC 144A Class A (F)(NON)	274,548	5,628,234
Citigroup, Inc. (NON)	891,500	3,717,555
Fifth Third Bancorp	154,400	1,939,264
First Southern Bancorp, Inc. Class B (F)(NON)	112,320	1,095,120
JPMorgan Chase & Co.	869,073	32,703,217
NBH Holdings Corp. 144A Class A (NON)	159,300	3,106,350
PNC Financial Services Group, Inc.	76,600	4,128,740
SunTrust Banks, Inc.	103,400	2,587,068
Wells Fargo & Co.	723,098	18,858,396
		89,627,128

Beverage (3.0%)
Coca-Cola Co. (The)	332,400	20,382,768
Coca-Cola Enterprises, Inc.	128,900	3,094,889
Dr. Pepper Snapple Group, Inc.	74,300	2,715,665
Hansen Natural Corp. (NON)	31,000	1,587,510
Molson Coors Brewing Co. Class B	56,600	2,673,218
PepsiCo, Inc.	199,900	13,053,470
		43,507,520

Biotechnology (1.2%)
Amgen, Inc. (NON)	165,800	9,482,102
Celgene Corp. (NON)	107,600	6,678,732
Dendreon Corp. (NON)	51,900	1,894,350
		18,055,184

Broadcasting (0.2%)
DISH Network Corp. Class A	143,200	2,843,952
		2,843,952

Cable television (2.1%)
Comcast Corp. Class A	685,600	14,109,648
DIRECTV Class A (NON)	232,943	10,123,703
IAC/InterActiveCorp. (NON)	54,900	1,531,710
Time Warner Cable, Inc.	88,200	5,104,134
		30,869,195

Chemicals (2.5%)
Albemarle Corp.	62,458	3,131,020
Celanese Corp. Ser. A	68,800	2,452,720
Dow Chemical Co. (The)	234,643	7,234,044
E.I. du Pont de Nemours & Co.	201,600	9,531,648
Huntsman Corp.	215,321	2,982,196
Lubrizol Corp. (The)	43,400	4,448,066
PPG Industries, Inc.	53,900	4,134,130
W.R. Grace & Co. (NON)	93,237	2,989,178
		36,903,002

Coal (0.1%)
Walter Energy, Inc.	24,700	2,172,612
		2,172,612

Commercial and consumer services (0.3%)
Alliance Data Systems Corp. (NON) (S)	61,100	3,709,992
		3,709,992

Communications equipment (2.9%)
Cisco Systems, Inc. (NON)	745,300	17,015,199
Corning, Inc.	156,700	2,864,476
Harris Corp.	75,100	3,393,769
Motorola, Inc. (NON)	449,800	3,665,870
Nokia Corp. ADR (Finland) (S)	324,100	3,461,388
Qualcomm, Inc.	260,400	11,751,852
		42,152,554

Computers (7.3%)
Apple, Inc. (NON)	125,067	37,628,908
EMC Corp. (NON)	486,000	10,210,860
Hewlett-Packard Co.	452,440	19,029,626
IBM Corp.	225,200	32,338,720
Lexmark International, Inc. Class A (NON)	75,600	2,875,068
Seagate Technology (NON)	289,500	4,241,175
		106,324,357

Conglomerates (2.1%)
General Electric Co.	1,258,200	20,156,364
SPX Corp.	35,500	2,380,630
Tyco International, Ltd.	206,500	7,904,820
		30,441,814

Consumer finance (0.3%)
Capital One Financial Corp.	116,900	4,356,863
		4,356,863

Consumer goods (3.1%)
Colgate-Palmolive Co.	89,600	6,909,952
Estee Lauder Cos., Inc. (The) Class A	25,300	1,800,601
Kimberly-Clark Corp.	139,900	8,861,266
Newell Rubbermaid, Inc.	330,400	5,831,560
Procter & Gamble Co. (The)	341,700	21,721,869
		45,125,248

Consumer services (0.4%)
Avis Budget Group, Inc. (NON)	452,400	5,252,364
		5,252,364

Electric utilities (2.4%)
AES Corp. (The) (NON)	632,300	7,549,662
Ameren Corp.	253,128	7,335,649
CMS Energy Corp. (S)	194,200	3,569,396
Edison International	279,600	10,317,240
Entergy Corp.	31,600	2,355,148
Integrys Energy Group, Inc.	65,200	3,467,988
		34,595,083

Electrical equipment (0.4%)
Emerson Electric Co.	107,300	5,890,770
		5,890,770

Electronics (3.1%)
Agilent Technologies, Inc. (NON)	63,900	2,223,720
Altera Corp. (S)	99,600	3,108,516
Garmin, Ltd. (S)	92,000	3,021,280
Intel Corp.	757,400	15,201,018
Micron Technology, Inc. (NON)	186,100	1,539,047
SanDisk Corp. (NON)	64,900	2,438,942
Sensata Technologies Holding NV (Netherlands) (NON)	143,100	3,312,765
Texas Instruments, Inc.	398,900	11,795,473
Tyco Electronics, Ltd. (Switzerland)	102,600	3,250,368
		45,891,129

Energy (oil field) (1.9%)
National Oilwell Varco, Inc.	112,800	6,064,128
Niska Gas Storage Partners, LLC (Unit)	119,800	2,388,812
Noble Corp. (Switzerland)	107,400	3,708,522
Schlumberger, Ltd.	193,924	13,553,348
Transocean, Ltd. (Switzerland) (NON)	28,400	1,799,424
		27,514,234

Energy (other) (0.2%)
First Solar, Inc. (NON) (S)	22,900	3,152,872
		3,152,872

Engineering and construction (0.3%)
KBR, Inc.	93,000	2,362,200
Shaw Group, Inc. (NON)	88,200	2,695,392
		5,057,592

Financial (0.9%)
Assurant, Inc.	96,100	3,799,794
CME Group, Inc.	30,200	8,747,430

		12,547,224

Food (0.2%)
H.J. Heinz Co.	61,200	3,005,532
		3,005,532

Forest products and packaging (0.9%)
International Paper Co.	146,600	3,706,048
MeadWestvaco Corp.	135,900	3,496,707
Sealed Air Corp.	132,500	3,067,375
Weyerhaeuser Co.	215,000	3,487,300
		13,757,430

Health-care services (4.3%)
Aetna, Inc.	356,600	10,648,076
Cardinal Health, Inc.	232,700	8,072,363
CIGNA Corp.	81,800	2,878,542
Community Health Systems, Inc. (NON)	89,300	2,686,144
Lincare Holdings, Inc.	102,200	2,679,684
McKesson Corp.	185,000	12,206,300
Omnicare, Inc.	128,800	3,106,656
UnitedHealth Group, Inc.	242,500	8,742,125
WellPoint, Inc. (NON)	212,000	11,520,080
		62,539,970

Household furniture and appliances (0.1%)
Whirlpool Corp.	28,900	2,191,487
		2,191,487

Insurance (4.0%)
ACE, Ltd.	167,900	9,976,618
Aflac, Inc.	53,800	3,006,882
Assured Guaranty, Ltd. (Bermuda)	123,250	2,347,913
Berkshire Hathaway, Inc. Class B (NON)	110,080	8,757,965
Hartford Financial Services Group, Inc. (The)	157,900	3,786,442
Lincoln National Corp.	167,852	4,109,017
MetLife, Inc.	148,400	5,984,972
Progressive Corp. (The)	122,900	2,600,564
Prudential Financial, Inc.	112,600	5,920,508
RenaissanceRe Holdings, Ltd.	48,400	2,916,584
Travelers Cos., Inc. (The)	159,400	8,798,880
		58,206,345

Investment banking/Brokerage (1.8%)
BlackRock, Inc.	9,100	1,556,009
Goldman Sachs Group, Inc. (The)	106,800	17,189,460
Morgan Stanley	305,000	7,585,350
		26,330,819

Lodging/Tourism (0.3%)
Wyndham Worldwide Corp.	135,900	3,907,125
		3,907,125

Machinery (1.6%)
AGCO Corp. (NON)	78,100	3,316,907
CNH Global NV (Netherlands) (NON)	95,825	3,803,294
Cummins, Inc.	28,800	2,537,280
Parker Hannifin Corp.	120,200	9,201,310
Timken Co.	106,400	4,407,088
		23,265,879

Manufacturing (0.9%)
Cooper Industries PLC Class A	43,800	2,295,996
Eaton Corp.	41,600	3,695,328
Ingersoll-Rand PLC	191,600	7,531,796
		13,523,120

Media (1.1%)
Interpublic Group of Companies, Inc. (The) (NON)	358,300	3,708,405
News Corp. Class A	211,400	3,056,844
Time Warner, Inc.	290,666	9,449,552
		16,214,801

Medical technology (1.1%)
Baxter International, Inc.	85,200	4,336,680
Medtronic, Inc.	276,900	9,749,649
Waters Corp. (NON)	34,400	2,550,072
		16,636,401

Metals (0.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	91,300	8,644,284
Vedanta Resources PLC (United Kingdom)	42,039	1,397,309
		10,041,593

Natural gas utilities (0.6%)

Atmos Energy Corp.	106,600	3,139,370
NiSource, Inc. (S)	312,348	5,406,744
		8,546,114

Office equipment and supplies (0.2%)
Avery Dennison Corp.	73,000	2,653,550
		2,653,550

Oil and gas (9.3%)
Apache Corp.	135,500	13,688,210
BP PLC ADR (United Kingdom)	59,700	2,437,551
Chesapeake Energy Corp.	105,200	2,282,840
Chevron Corp.	443,400	36,629,274
Cimarex Energy Co.	42,100	3,231,175
ConocoPhillips	113,000	6,712,200
El Paso Pipeline Partners, LP (Units)	158,545	5,342,967
Ensco International PLC ADR (United Kingdom)	56,700	2,627,478
Exxon Mobil Corp.	520,162	34,575,168
Hess Corp.	80,500	5,073,915
Marathon Oil Corp.	153,300	5,452,881
Occidental Petroleum Corp.	157,900	12,415,677
QEP Resources, Inc.	87,700	2,896,731
Seadrill, Ltd. (Norway) (S)	79,000	2,403,970
		135,770,037

Pharmaceuticals (5.7%)
Abbott Laboratories	249,400	12,799,208
GlaxoSmithKline PLC ADR (United Kingdom) (S)	54,800	2,139,392
Johnson & Johnson	542,900	34,566,443
Novartis AG ADR (Switzerland) (S)	57,900	3,355,305
Pfizer, Inc.	1,562,126	27,180,992
Somaxon Pharmaceuticals, Inc. (NON) (S)	517,123	1,447,944
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	48,300	2,506,770
		83,996,054

Publishing (0.7%)
Gannett Co., Inc.	237,300	2,812,005
R. R. Donnelley & Sons Co.	371,900	6,861,555
		9,673,560

Railroads (0.4%)
CSX Corp.	51,900	3,189,255
Union Pacific Corp.	32,300	2,832,064
		6,021,319

Real estate (1.2%)
Annaly Capital Management, Inc. (R)	161,200	2,854,852
Apollo Commercial Real Estate Finance, Inc. (R)	127,226	2,072,512
Campus Crest Communities, Inc. (NON)(R)	471,921	5,899,013
CBL & Associates Properties, Inc. (R) (S)	206,301	3,234,800
HCP, Inc. (R)	78,818	2,838,236
Terreno Realty Corp. (NON)(R)	76,874	1,392,957
		18,292,370

Regional Bells (2.5%)
AT&T, Inc.	800,605	22,817,243
Verizon Communications, Inc.	417,100	13,543,237
		36,360,480

Restaurants (0.9%)
Domino's Pizza, Inc. (NON)	243,600	3,615,024
McDonald's Corp. (S)	114,800	8,927,996
		12,543,020

Retail (5.6%)
AnnTaylor Stores Corp. (NON)	107,700	2,509,410
Bed Bath & Beyond, Inc. (NON)	54,000	2,370,600
Best Buy Co., Inc. (S)	53,900	2,316,622
CVS Caremark Corp.	352,810	10,626,637
Home Depot, Inc. (The)	230,300	7,111,664
Limited Brands, Inc.	164,500	4,834,655
Lowe's Cos., Inc.	107,300	2,288,709
Macy's, Inc.	335,956	7,942,000
OfficeMax, Inc. (NON)	162,100	2,869,170
Ross Stores, Inc.	51,200	3,020,288
Safeway, Inc.	220,100	5,040,290
Target Corp.	184,000	9,556,960
TJX Cos., Inc. (The)	68,300	3,134,287
Urban Outfitters, Inc. (NON) (S)	90,700	2,790,839
Wal-Mart Stores, Inc.	288,000	15,600,960
		82,013,091

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	54,600	2,046,408
Career Education Corp. (NON) (S)	89,300	1,566,322
		3,612,730

Semiconductor (0.3%)
Novellus Systems, Inc. (NON)	134,600	3,931,666
		3,931,666

Shipping (0.5%)
Ryder System, Inc.	104,800	4,585,000
Scorpio Tankers, Inc. (Monaco) (NON) (S)	199,955	2,335,474
		6,920,474

Software (4.3%)
Autodesk, Inc. (NON)	88,600	3,205,548
BMC Software, Inc. (NON)	87,400	3,973,204
CA, Inc.	250,600	5,816,426
Mantech International Corp. Class A (NON)	19,100	748,911
Microsoft Corp.	1,048,800	27,940,032
Oracle Corp.	722,300	21,235,620
		62,919,741

Technology services (2.6%)
Accenture PLC Class A	162,463	7,263,721
AOL, Inc. (S)	115,800	3,089,544
Check Point Software Technologies, Ltd. (Israel) (NON)
(S)	75,800	3,240,450
Google, Inc. Class A (NON)	33,263	20,389,886
Unisys Corp. (NON)	93,880	2,163,934
VeriSign, Inc. (NON)	74,500	2,588,128
		38,735,663

Telecommunications (0.7%)
Iridium Communications, Inc. (NON) (S)	952,124	7,855,023
Sprint Nextel Corp. (NON)	705,300	2,905,836
		10,760,859

Textiles (0.3%)
Hanesbrands, Inc. (NON)	84,200	2,088,160
VF Corp.	28,100	2,339,044
		4,427,204

Tobacco (1.6%)
Philip Morris International, Inc.	398,300	23,300,550
		23,300,550

Toys (0.2%)
Hasbro, Inc.	62,600	2,895,250
		2,895,250

Trucks and parts (0.3%)
Autoliv, Inc. (Sweden) (S)	57,900	4,128,270
		4,128,270

Waste Management (0.4%)
IESI-BFC, Ltd. (Canada)	236,939	5,539,634
		5,539,634

Total common stocks (cost $1,447,125,782)		$1,461,858,396

PREFERRED STOCKS (--%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired
12/17/09, cost $192,000) (F)(RES)(NON)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (4.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.21% (d)	65,099,421	$65,099,421
Putnam Money Market Liquidity Fund 0.16% (e)	3,929,072	3,929,072

Total short-term investments (cost $69,028,493)		$69,028,493

TOTAL INVESTMENTS

Total investments (cost $1,516,346,275)(b)		$1,531,078,889

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,463,609,769.

(b) The aggregate identified cost on a tax basis is $1,520,902,071, resulting in gross unrealized appreciation and depreciation of $148,379,705 and $138,202,887, respectively, or net unrealized appreciation of $10,176,818.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $192,000, or less than 0.1% of net assets.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $63,165,040. The fund received cash collateral of $65,099,421 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $607 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $34,611,577 and $32,757,862, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$60,702,025	$--	$--

	Capital goods	95,743,339	--	--

	Communication services	77,990,534	--	--

	Conglomerates	30,441,814	--	--

	Consumer cyclicals	126,597,428	--	--

	Consumer staples	152,013,891	--	--

	Energy	168,609,755	--	--

	Financial	199,531,045	3,106,350	6,723,354

	Health care	181,227,609	--	--

	Technology	299,955,110	--	--

	Transportation	16,074,945	--	--

	Utilities and power	43,141,197	--	--

Total common stocks		1,452,028,692	3,106,350	6,723,354

Preferred stocks		--	--	192,000

Short-term investments		3,929,072	65,099,421	--

Totals by level		$1,455,957,764	$68,205,771	$6,915,354

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010